FINANCIAL RISK MANAGEMENT DISCLOSURES (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accounts payable and accrued liabilities	$ 2,420,392	$ 1,636,786	$ 1,895,983
Lease Liability	32,285	0	0
0 to 6 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accounts payable and accrued liabilities	2,452,677	1,636,786	1,895,983
Lease Liability	16,143
6 to 12 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accounts payable and accrued liabilities	0	$ 0	$ 0
Lease Liability	$ 16,143